OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
OTHER INTANGIBLE ASSETS [Abstract]
OTHER INTANGIBLE ASSETS
NOTE 7:-	OTHER INTANGIBLE ASSETS

a.	Other intangibles consist of the following:

	December 31,
	2010	2011
Cost:

Development technology	$2,170	$2,170
Customer relationships	1,015	1,015
Brand name	229	229

	3,414	3,414
Accumulated amortization:
Development technology	1,357	1,525
Customer relationships	600	776
Brand name	42	63

	1,999	2,364

Amortized cost	$1,415	$1,050

b.	Amortization expense amounted to $ 391, $ 392 and $ 365 for the years ended December 31, 2009, 2010 and 2011, respectively.

c.	Estimated amortization expense for:

Year ended December 31,

2012	$291
2013	190
2014	177
2015	167
2016-2019	223

$1,048